-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------


                                LifeSpan Capital
                             Appreciation Portfolio
                     A Series of Panorama Series Fund, Inc.



                           [OppenheimerFunds(R) Logo]
                               OppenheimerFunds(R)
                             THE RIGHT WAY TO INVEST

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Market Value
                                                                                             Shares         Note 1
========================================================================================================================
Common Stocks--75.8%
========================================================================================================================
Basic Materials--1.5%
------------------------------------------------------------------------------------------------------------------------
Chemicals--1.0%
Dexter Corp.                                                                                  6,000           $  244,875
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                600               76,125
------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                               1,400               31,675
------------------------------------------------------------------------------------------------------------------------
Ethyl Corp.                                                                                  16,200               97,200
------------------------------------------------------------------------------------------------------------------------
Fuji Photo Film Co.                                                                           2,000               75,680
------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                              2,834               49,949
------------------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                                                      1,900               84,312
------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                               2,300               98,612
                                                                                                              ----------
                                                                                                                 758,428
------------------------------------------------------------------------------------------------------------------------
Metals--0.2%
Carpenter Technology Corp.                                                                    4,300              122,819
------------------------------------------------------------------------------------------------------------------------
Paper--0.3%
Louisiana-Pacific Corp.                                                                       3,700               87,875
------------------------------------------------------------------------------------------------------------------------
Unisource Worldwide, Inc.                                                                     9,000              108,562
                                                                                                              ----------
                                                                                                                 196,437

========================================================================================================================
Capital Goods--8.5%
------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.5%
Cordant Technologies, Inc.                                                                      700               31,631
------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                       12,000              822,000
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                        3,200              212,200
                                                                                                              ----------
                                                                                                               1,065,831
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.6%
ABB Ltd.(1)                                                                                   2,107              198,558
------------------------------------------------------------------------------------------------------------------------
SPX Corp.(1)                                                                                  1,100               91,850
------------------------------------------------------------------------------------------------------------------------
Toshiba Corp.                                                                                19,000              135,472
                                                                                                              ----------
                                                                                                                 425,880
------------------------------------------------------------------------------------------------------------------------
Industrial Services--3.3%
Applied Science & Technology, Inc.(1)                                                         5,500              123,750
------------------------------------------------------------------------------------------------------------------------
Capita Group plc                                                                             16,000              165,575
------------------------------------------------------------------------------------------------------------------------
Hays plc                                                                                     19,000              200,214
------------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd.                                                                               6,000               99,144
------------------------------------------------------------------------------------------------------------------------
Lason, Inc.(1)                                                                                2,300              114,137
------------------------------------------------------------------------------------------------------------------------
Metzler Group, Inc.(1)                                                                        2,500               69,062
------------------------------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                                            6,300              194,512
------------------------------------------------------------------------------------------------------------------------
Professional Detailing, Inc.(1)                                                               4,500              105,750
------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.(1)                                                                      2,500              110,000
------------------------------------------------------------------------------------------------------------------------
Secom Co. Ltd.                                                                                2,000              208,202
------------------------------------------------------------------------------------------------------------------------
Securitas AB, B Shares                                                                        8,950              133,696
------------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                                                          10,343              170,659
------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.(1)                                                                       4,100              120,950
------------------------------------------------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                                                              1,200               43,950


2                   LifeSpan Capital Appreciation Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                            Market Value
                                                                                             Shares         Note 1
------------------------------------------------------------------------------------------------------------------------
Industrial Services  (continued)
Viad Corp.                                                                                    4,000             $123,750
------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc.(1)                                                                    6,900              210,450
------------------------------------------------------------------------------------------------------------------------
Whittman-Hart, Inc.(1)                                                                        7,700              244,475
                                                                                                              ----------
                                                                                                               2,438,276
------------------------------------------------------------------------------------------------------------------------
Manufacturing--3.1%
Atlas Copco AB, B Shares                                                                      4,500              120,681
------------------------------------------------------------------------------------------------------------------------
BBA Group plc                                                                                21,000              161,208
------------------------------------------------------------------------------------------------------------------------
Brambles Industries Ltd.                                                                      6,000              158,067
------------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                                       1,900              109,725
------------------------------------------------------------------------------------------------------------------------
Case Corp.                                                                                    2,495              120,072
------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                          1,900               72,437
------------------------------------------------------------------------------------------------------------------------
Mannesmann AG                                                                                 2,500              373,837
------------------------------------------------------------------------------------------------------------------------
Optical Coating Laboratory, Inc.                                                              1,900              158,887
------------------------------------------------------------------------------------------------------------------------
PRI Automation, Inc.(1)                                                                       4,900              177,625
------------------------------------------------------------------------------------------------------------------------
ROHN Industries, Inc.(1)                                                                     12,000               16,500
------------------------------------------------------------------------------------------------------------------------
Smiths Industries plc                                                                        10,000              132,094
------------------------------------------------------------------------------------------------------------------------
Taiyo Yuden Co.                                                                              12,000              196,900
------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                   900               74,081
------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                       1,000               94,750
------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                     4,000              286,750
                                                                                                              ----------
                                                                                                               2,253,614

========================================================================================================================
Communication Services--8.7%
------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--4.3%
ADTRAN, Inc.(1)                                                                               3,900              141,862
------------------------------------------------------------------------------------------------------------------------
ALLTELL Corp.                                                                                 8,400              600,600
------------------------------------------------------------------------------------------------------------------------
Asia Satellite Telecommunications Holdings Ltd.                                              50,000              117,611
------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                   15,300              853,931
------------------------------------------------------------------------------------------------------------------------
Carrier Access Corp.(1)                                                                       3,100              135,819
------------------------------------------------------------------------------------------------------------------------
Ericsson LM, B Shares                                                                         7,000              224,366
------------------------------------------------------------------------------------------------------------------------
KPN NV                                                                                        3,000              140,769
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                                                          1,400               67,637
------------------------------------------------------------------------------------------------------------------------
Matsushita Communication Industrial Co.                                                       2,000              142,932
------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B(1)                                                    429                3,352
------------------------------------------------------------------------------------------------------------------------
Nippon Comsys Corp.                                                                           7,000              113,644
------------------------------------------------------------------------------------------------------------------------
Nokia Oyj                                                                                     2,400              210,380
------------------------------------------------------------------------------------------------------------------------
NTT Mobile Communications Network, Inc.                                                          12              162,596
------------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                                      3,200              169,000
------------------------------------------------------------------------------------------------------------------------
Telecom Italia SpA(1)                                                                         7,000               72,767
                                                                                                              ----------
                                                                                                               3,157,266


                    LifeSpan Capital Appreciation Portfolio                    3

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                            Market Value
                                                                                             Shares         Note 1
------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--4.0%
Ameritech Corp.                                                                               3,700             $271,950
------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                                                          11,360              742,660
------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                               6,600              309,375
------------------------------------------------------------------------------------------------------------------------
Cable & Wireless Communications plc(1)                                                       18,000              173,078
------------------------------------------------------------------------------------------------------------------------
GTE Corp.                                                                                     4,400              333,300
------------------------------------------------------------------------------------------------------------------------
Hellenic Telecommunication Organization SA                                                    3,900               83,595
------------------------------------------------------------------------------------------------------------------------
Tele Danmark AS                                                                               4,000              196,892
------------------------------------------------------------------------------------------------------------------------
Telefonica de Espana(1)                                                                       5,107              246,008
------------------------------------------------------------------------------------------------------------------------
U S West, Inc.                                                                                9,200              540,500
                                                                                                              ----------
                                                                                                               2,897,358
------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.4%
Price Communications Corp.(1)                                                                 6,410               96,150
------------------------------------------------------------------------------------------------------------------------
Proxim, Inc.(1)                                                                               3,400              197,200
                                                                                                              ----------
                                                                                                                 293,350
========================================================================================================================
Consumer Cyclicals--7.3%
------------------------------------------------------------------------------------------------------------------------
Autos & Housing--2.4%
Bridgestone Corp.                                                                             5,000              151,194
------------------------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                                      2,000               47,250
------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                2,900              163,669
------------------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                                                                             6,700              234,500
------------------------------------------------------------------------------------------------------------------------
Lafarge SA                                                                                      900               85,575
------------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                               1,700              100,300
------------------------------------------------------------------------------------------------------------------------
Maytag Corp.                                                                                  2,500              174,219
------------------------------------------------------------------------------------------------------------------------
Overseas Union Enterprise Ltd.                                                               20,000               63,437
------------------------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc.(1)                                                                     8,100              111,375
------------------------------------------------------------------------------------------------------------------------
Southdown, Inc.                                                                               1,400               89,950
------------------------------------------------------------------------------------------------------------------------
Suzuki Motor Corp.                                                                           13,000              206,756
------------------------------------------------------------------------------------------------------------------------
USG Corp.                                                                                     1,100               61,600
------------------------------------------------------------------------------------------------------------------------
Valeo SA                                                                                      2,600              214,505
------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                          1,500               72,375
                                                                                                              ----------
                                                                                                               1,776,705
------------------------------------------------------------------------------------------------------------------------
Consumer Services--0.2%
Harte-Hanks, Inc.                                                                             1,300               35,262
------------------------------------------------------------------------------------------------------------------------
Hertz Corp., Cl. A                                                                            1,700              105,400
                                                                                                              ----------
                                                                                                                 140,662
------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.7%
Coach USA, Inc.(1)                                                                            2,600              109,037
------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                  2,800               78,225
------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group(1)                                                                      2,100               44,362
------------------------------------------------------------------------------------------------------------------------
MGM Grand, Inc.(1)                                                                            1,100               53,900
------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                             1,200              168,644
------------------------------------------------------------------------------------------------------------------------
Pegasus Systems, Inc.(1)                                                                      2,200               82,362
                                                                                                              ----------
                                                                                                                 536,530


4                   LifeSpan Capital Appreciation Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                            Market Value
                                                                                             Shares         Note 1
------------------------------------------------------------------------------------------------------------------------
Media--1.1%
Deluxe Corp.                                                                                  5,300             $206,369
------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                             2,100              149,887
------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                           1,500               82,406
------------------------------------------------------------------------------------------------------------------------
VNU-Verenigde Nederlandse Uitgeverbedrijven Verenigd Bezit                                    5,000              199,809
------------------------------------------------------------------------------------------------------------------------
Wolters Kluwer NV                                                                             3,600              143,306
                                                                                                              ----------
                                                                                                                 781,777
------------------------------------------------------------------------------------------------------------------------
Retail: General--0.6%
Circle K Japan Co. Ltd.                                                                       2,700              112,429
------------------------------------------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                                           2,000              133,844
------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                     4,500              183,937
                                                                                                              ----------
                                                                                                                 430,210
------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.7%
Ann Taylor Stores Corp.(1)                                                                    3,200              144,000
------------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                                                          9,700              210,975
------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp.(1)                                                                             4,700              126,900
------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB (H&M), B Shares(1)                                                        8,000              197,607
------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                                                                  7,950              196,762
------------------------------------------------------------------------------------------------------------------------
Kingfisher plc(1)                                                                            15,000              172,605
------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                             1,200               60,450
------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                3,000               99,937
                                                                                                              ----------
                                                                                                               1,209,236
------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.6%
K-Swiss, Inc., Cl. A                                                                          3,900              181,350
------------------------------------------------------------------------------------------------------------------------
Shaw Industries, Inc.(1)                                                                      5,000               82,500
------------------------------------------------------------------------------------------------------------------------
Tarrant Apparel Group(1)                                                                      3,700               84,175
------------------------------------------------------------------------------------------------------------------------
VF Corp.                                                                                      2,600              111,150
                                                                                                              ----------
                                                                                                                 459,175

========================================================================================================================
Consumer Staples--5.6%
------------------------------------------------------------------------------------------------------------------------
Beverages--0.3%
Anheuser-Busch Cos., Inc.                                                                     3,200              227,000
------------------------------------------------------------------------------------------------------------------------
Broadcasting--0.2%
Citadel Communications Corp.                                                                  4,200              151,987
------------------------------------------------------------------------------------------------------------------------
Entertainment--0.8%
Brinker International, Inc.(1)                                                                1,500               40,781
------------------------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc.(1)                                                                      3,800              110,200
------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                                                            5,200              112,450
------------------------------------------------------------------------------------------------------------------------
Piccadilly Cafeterias, Inc.                                                                   9,300               77,306
------------------------------------------------------------------------------------------------------------------------
Rubio's Restaurants, Inc.(1)                                                                  8,200              126,587
------------------------------------------------------------------------------------------------------------------------
Shaw Brothers (Hong Kong) Ltd.                                                              225,000              153,700
                                                                                                              ----------
                                                                                                                 621,024


                    LifeSpan Capital Appreciation Portfolio                    5

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                            Market Value
                                                                                             Shares         Note 1
------------------------------------------------------------------------------------------------------------------------
Food--1.4%
General Mills, Inc.                                                                           3,700             $297,387
------------------------------------------------------------------------------------------------------------------------
Groupe Danone                                                                                   800              206,255
------------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                            1,300               52,325
------------------------------------------------------------------------------------------------------------------------
IBP, Inc.                                                                                     5,600              133,000
------------------------------------------------------------------------------------------------------------------------
Jeronimo Martins & Filho SA                                                                   4,000              132,127
------------------------------------------------------------------------------------------------------------------------
Kerry Group plc, Cl. A                                                                       10,000              118,596
------------------------------------------------------------------------------------------------------------------------
Suiza Foods Corp.(1)                                                                          2,200               92,125
                                                                                                              ----------
                                                                                                               1,031,815
------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--1.4%
Albertson's, Inc.                                                                             4,200              216,562
------------------------------------------------------------------------------------------------------------------------
Colruyt SA(1)                                                                                   250              164,488
------------------------------------------------------------------------------------------------------------------------
Koninklijke Ahold NV                                                                          6,000              206,667
------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                               6,300              161,831
------------------------------------------------------------------------------------------------------------------------
Whole Foods Market, Inc.(1)                                                                   2,200              105,737
------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                                            68,000              154,351
                                                                                                              ----------
                                                                                                               1,009,636
------------------------------------------------------------------------------------------------------------------------
Household Goods--1.1%
------------------------------------------------------------------------------------------------------------------------
Blyth Industries, Inc.(1)                                                                     4,100              140,938
------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                          6,400              364,800
------------------------------------------------------------------------------------------------------------------------
L'OREAL                                                                                         200              135,200
------------------------------------------------------------------------------------------------------------------------
Premark International, Inc.                                                                   3,900              146,250
                                                                                                              ----------
                                                                                                                 787,188
------------------------------------------------------------------------------------------------------------------------
Tobacco--0.4%
Philip Morris Cos., Inc.                                                                      7,600              305,425
========================================================================================================================
Energy--4.4%
------------------------------------------------------------------------------------------------------------------------
Energy Services--0.3%
Anadarko Petroleum Corp.                                                                      1,300               47,856
------------------------------------------------------------------------------------------------------------------------
Catalytica, Inc.(1)                                                                           8,000              112,000
------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                     2,500               49,844
------------------------------------------------------------------------------------------------------------------------
Global Marine, Inc.(1)                                                                        3,000               46,313
                                                                                                              ----------
                                                                                                                 256,013
------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--2.8%
Apache Corp.                                                                                  1,200               46,800
------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                                                                        3,700              309,181
------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                    1,000               43,250
------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                 3,300              314,119
------------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                                                           2,500               69,688
------------------------------------------------------------------------------------------------------------------------
Exxon Corp.                                                                                   8,600              663,275
------------------------------------------------------------------------------------------------------------------------
Mobil Corp.                                                                                   3,500              346,500
------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                    6,200              130,975
------------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                  2,300              143,750
                                                                                                              ----------
                                                                                                               2,067,538


6                   LifeSpan Capital Appreciation Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                            Market Value
                                                                                             Shares         Note 1
------------------------------------------------------------------------------------------------------------------------
Oil: International--1.3%
BP Amoco plc, ADR                                                                             4,614             $500,619
------------------------------------------------------------------------------------------------------------------------
Shell Transport & Trading Co. plc                                                            30,000              224,977
------------------------------------------------------------------------------------------------------------------------
Total Fina SA, Sponsored ADR(1)                                                               1,100               70,881
------------------------------------------------------------------------------------------------------------------------
Total SA, B Shares(1)                                                                         1,400              180,617
                                                                                                              ----------
                                                                                                                 977,094

========================================================================================================================
Financial--12.5%
------------------------------------------------------------------------------------------------------------------------
Banks--3.4%
Argentaria SA                                                                                 6,000              136,685
------------------------------------------------------------------------------------------------------------------------
Banca Poplare di Brescia                                                                      3,000              128,548
------------------------------------------------------------------------------------------------------------------------
Banco Popular Espanol SA                                                                      1,200               86,318
------------------------------------------------------------------------------------------------------------------------
Bank Handlowy W Warszawie, GDR(1)(2)                                                          2,800               44,380
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                         1,200               87,975
------------------------------------------------------------------------------------------------------------------------
Bank of Scotland(1)                                                                          10,000              132,409
------------------------------------------------------------------------------------------------------------------------
Bank United Corp., Cl. A                                                                        500               20,094
------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                         4,200              363,825
------------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                             1,500               70,500
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.                                                                       1,200              168,600
------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                         16,000              216,899
------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                           2,800              183,400
------------------------------------------------------------------------------------------------------------------------
Nordbanken Holding AB                                                                        28,000              163,684
------------------------------------------------------------------------------------------------------------------------
Old Kent Financial Corp.                                                                      1,680               70,350
------------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                          1,600               27,500
------------------------------------------------------------------------------------------------------------------------
Union Planters Corp.                                                                          2,100               93,844
------------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                             8,400              303,450
------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                2,600              222,463
                                                                                                              ----------
                                                                                                               2,520,924
------------------------------------------------------------------------------------------------------------------------
Diversified Financial--2.4%
AMBAC Financial Group, Inc.                                                                   1,600               91,400
------------------------------------------------------------------------------------------------------------------------
Cattles plc                                                                                  30,000              162,201
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               3,500              166,250
------------------------------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                                        7,000              146,320
------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                    1,000               68,375
------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                   2,400              139,200
------------------------------------------------------------------------------------------------------------------------
ING Groep NV                                                                                  3,000              162,426
------------------------------------------------------------------------------------------------------------------------
Lend Lease Corp. Ltd.                                                                         8,000              109,842
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                                700               71,750
------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                    2,100               95,025
------------------------------------------------------------------------------------------------------------------------
Northern Rock plc                                                                            20,000              150,694
------------------------------------------------------------------------------------------------------------------------
Perlis Plantations Berhad(3)                                                                 25,500               29,795
------------------------------------------------------------------------------------------------------------------------
Promise Co. Ltd.                                                                              2,900              171,312
------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp., Cl. B(1)                                                     3,662               87,430
------------------------------------------------------------------------------------------------------------------------
Swire Pacific Ltd., Cl. B                                                                   130,000               97,182
                                                                                                              ----------
                                                                                                               1,749,202


                    LifeSpan Capital Appreciation Portfolio                    7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                            Market Value
                                                                                             Shares         Note 1
------------------------------------------------------------------------------------------------------------------------
Insurance--5.5%
ACE Ltd.                                                                                      3,100            $  87,575
------------------------------------------------------------------------------------------------------------------------
Advance Paradigm, Inc.(1)                                                                     1,700              103,700
------------------------------------------------------------------------------------------------------------------------
AEGON NV                                                                                      1,800              130,590
------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                5,700              204,488
------------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                        5,800              437,175
------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                              900              105,356
------------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali SpA                                                                    4,000              138,603
------------------------------------------------------------------------------------------------------------------------
AXA SA                                                                                        1,400              170,799
------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                   1,700              118,150
------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                   2,900              258,100
------------------------------------------------------------------------------------------------------------------------
Equitable Cos., Inc.                                                                          2,700              180,900
------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                       1,900              110,794
------------------------------------------------------------------------------------------------------------------------
Hartford Life, Inc., Cl. A                                                                    1,000               52,625
------------------------------------------------------------------------------------------------------------------------
HSB Group, Inc.                                                                               3,750              154,453
------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent plc                                                                    9,127               96,477
------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                         3,900              258,131
------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                        7,200              376,650
------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                   3,900              294,450
------------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                              3,100               53,669
------------------------------------------------------------------------------------------------------------------------
Provident Companies, Inc.                                                                     1,900               76,000
------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                  3,800              167,675
------------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                           2,600               82,713
------------------------------------------------------------------------------------------------------------------------
Transamerica Corp.                                                                            3,200              240,000
------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                                                      3,100              121,288
                                                                                                              ----------
                                                                                                               4,020,361
------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--1.0%
Camden Property Trust                                                                         7,200              199,800
------------------------------------------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                                                 11,400              180,975
------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                                 6,814              143,094
------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                         9,200              140,875
------------------------------------------------------------------------------------------------------------------------
Meditrust Corp., Paired Stock                                                                 5,407               70,629
                                                                                                              ----------
                                                                                                                 735,373
------------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.2%
Greenpoint Financial Corp.                                                                    3,500              114,844
========================================================================================================================
Healthcare--4.9%
------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--2.6%
Abbott Laboratories                                                                           2,800              127,400
------------------------------------------------------------------------------------------------------------------------
Fresenius AG, Preference                                                                        900              157,785
------------------------------------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR(2)                                                                   2,400              105,000
------------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome plc                                                                            6,000              166,741
------------------------------------------------------------------------------------------------------------------------
Jones Pharma, Inc.                                                                            3,500              137,813
------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A(1)                                                        3,850               97,694


8                   LifeSpan Capital Appreciation Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                            Market Value
                                                                                             Shares         Note 1
------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs  (continued)
Novartis AG                                                                                     100           $  146,019
------------------------------------------------------------------------------------------------------------------------
Osteotech, Inc.(1)                                                                            3,400               97,750
------------------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                                                                      1,800              102,263
------------------------------------------------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR(2)                                                                  5,900               88,795
------------------------------------------------------------------------------------------------------------------------
Roberts Pharmaceutical Corp.(1)                                                               5,200              126,100
------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA(1)                                                                       6,000              254,621
------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                   1,200              128,208
------------------------------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                                               4,000              185,399
                                                                                                              ----------
                                                                                                               1,921,588
------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--2.3%
Beckman Coulter, Inc.                                                                         1,800               87,525
------------------------------------------------------------------------------------------------------------------------
Hoya Corp.                                                                                    2,000              112,859
------------------------------------------------------------------------------------------------------------------------
Laser Vision Centers, Inc.(1)                                                                 2,300              144,900
------------------------------------------------------------------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR                                                           12,000              186,750
------------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp.(1)                                                                    3,900              146,250
------------------------------------------------------------------------------------------------------------------------
Olympus Optical Co. Ltd.                                                                     14,000              206,930
------------------------------------------------------------------------------------------------------------------------
Perclose, Inc.(1)                                                                             2,400              115,350
------------------------------------------------------------------------------------------------------------------------
Renal Care Group, Inc.(1)                                                                     3,400               87,975
------------------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc                                                                       17,000              220,942
------------------------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                                  7,000              155,863
------------------------------------------------------------------------------------------------------------------------
Xomed Surgical Products, Inc.(1)                                                              3,900              189,881
                                                                                                              ----------
                                                                                                               1,655,225
========================================================================================================================
Technology--14.0%
------------------------------------------------------------------------------------------------------------------------
Computer Hardware--2.4%
Apple Computer, Inc.(1)                                                                       3,100              143,569
------------------------------------------------------------------------------------------------------------------------
Cognex Corp.(1)                                                                               5,400              170,438
------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc.(1)                                                                     2,600              150,963
------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                           1,800              180,900
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                         3,800              491,150
------------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                                                   1,200               79,275
------------------------------------------------------------------------------------------------------------------------
MMC Networks, Inc.(1)                                                                         3,000              134,250
------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.(1)                                                                    4,300              240,263
------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.(1)                                                                               7,500              143,438
------------------------------------------------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                                                                     300                7,688
                                                                                                              ----------
                                                                                                               1,741,934
------------------------------------------------------------------------------------------------------------------------
Computer Services--2.1%
Applied Micro Circuits Corp.(1)                                                               4,800              394,800
------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(1)                                                       4,000              104,250
------------------------------------------------------------------------------------------------------------------------
Diamond Technology Partners, Inc.(1)                                                          7,100              158,863
------------------------------------------------------------------------------------------------------------------------
Eclipsys Corp.(1)                                                                             5,500              131,656
------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                              3,500              171,281


                    LifeSpan Capital Appreciation Portfolio                    9

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                            Market Value
                                                                                             Shares         Note 1
------------------------------------------------------------------------------------------------------------------------
Computer Services  (continued)
MedQuist, Inc.(1)                                                                             5,000            $ 218,750
------------------------------------------------------------------------------------------------------------------------
NCO Group, Inc.(1)                                                                            3,700              140,600
------------------------------------------------------------------------------------------------------------------------
QRS Corp.(1)                                                                                  1,500              117,000
Transaction Systems Architects, Inc., Cl. A(1)                                                2,700              105,300
                                                                                                              ----------
                                                                                                               1,542,500
------------------------------------------------------------------------------------------------------------------------
Computer Software--5.4%
Actuate Corp.(1)                                                                              3,700               98,050
------------------------------------------------------------------------------------------------------------------------
Advent Software, Inc.(1)                                                                      2,300              154,100
------------------------------------------------------------------------------------------------------------------------
Aware, Inc.(1)                                                                                3,100              142,988
------------------------------------------------------------------------------------------------------------------------
BindView Development Corp.(1)                                                                 4,800              114,000
------------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The)(1)                                                                      700               40,950
------------------------------------------------------------------------------------------------------------------------
BroadVision, Inc.(1)                                                                          3,600              265,500
------------------------------------------------------------------------------------------------------------------------
Dendrite International, Inc.(1)                                                               8,400              303,450
------------------------------------------------------------------------------------------------------------------------
DSET Corp.(1)                                                                                 7,000               97,563
------------------------------------------------------------------------------------------------------------------------
Exchange Applications, Inc.(1)                                                                4,600              187,450
------------------------------------------------------------------------------------------------------------------------
Getronics NV                                                                                  4,000              153,866
------------------------------------------------------------------------------------------------------------------------
Great Plains Software, Inc.(1)                                                                3,000              141,563
------------------------------------------------------------------------------------------------------------------------
International Integration, Inc.(1)                                                            6,400              144,000
------------------------------------------------------------------------------------------------------------------------
International Network Services(1)                                                             4,050              163,519
------------------------------------------------------------------------------------------------------------------------
Legato Systems, Inc.(1)                                                                       3,900              225,225
------------------------------------------------------------------------------------------------------------------------
Logica plc                                                                                    9,000               94,625
------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.(1)                                                                           3,500              123,375
------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                                                                  7,400              261,775
------------------------------------------------------------------------------------------------------------------------
Micromuse, Inc.(1)                                                                            2,700              134,663
------------------------------------------------------------------------------------------------------------------------
New Era of Networks, Inc.(1)                                                                  6,400              281,200
------------------------------------------------------------------------------------------------------------------------
Sapient Corp.(1)                                                                              2,400              135,900
------------------------------------------------------------------------------------------------------------------------
Scient Corp.(1)                                                                               3,000              142,688
------------------------------------------------------------------------------------------------------------------------
TSI International Software Ltd.(1)                                                            5,500              156,063
------------------------------------------------------------------------------------------------------------------------
USWeb Corp.(1)                                                                                4,900              108,719
------------------------------------------------------------------------------------------------------------------------
Verity, Inc.(1)                                                                               2,800              151,725
------------------------------------------------------------------------------------------------------------------------
Visio Corp.(1)                                                                                3,400              129,413
                                                                                                              ----------
                                                                                                               3,952,370
------------------------------------------------------------------------------------------------------------------------
Communications Equipment--0.7%
Excel Switching Corp.(1)                                                                      3,100               92,806
------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc.(1)                                                                             2,100              120,619
Vodafone Group plc, Sponsored ADR                                                             1,400              275,800
                                                                                                              ----------
                                                                                                                 489,225
------------------------------------------------------------------------------------------------------------------------
Electronics--3.4%
ANADIGICS, Inc.(1)                                                                            3,900              144,300
------------------------------------------------------------------------------------------------------------------------
Bowthorpe plc                                                                                21,000              184,380
------------------------------------------------------------------------------------------------------------------------
Brooks Automation, Inc.(1)                                                                    4,800              129,900
------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.(1)                                                                                5,200              130,000
------------------------------------------------------------------------------------------------------------------------
Electrocomponents plc                                                                        23,000              169,854


10                  LifeSpan Capital Appreciation Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                            Market Value
                                                                                             Shares         Note 1
------------------------------------------------------------------------------------------------------------------------
Electronics  (continued)
Galileo Technology Ltd.(1)                                                                    3,400             $154,063
------------------------------------------------------------------------------------------------------------------------
hi/fn, inc.(1)                                                                                2,100              159,863
------------------------------------------------------------------------------------------------------------------------
Hoshiden Corp.                                                                               10,000              215,638
------------------------------------------------------------------------------------------------------------------------
QLogic Corp.(1)                                                                               2,300              303,600
------------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                                                     5,200              388,050
------------------------------------------------------------------------------------------------------------------------
SDL, Inc.(1)                                                                                  2,200              112,338
------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                    1,600              172,510
------------------------------------------------------------------------------------------------------------------------
VTech Holdings Ltd.                                                                          61,000              193,804
                                                                                                              ----------
                                                                                                               2,458,300
========================================================================================================================
Transportation--1.7%
------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.8%
AHL Services, Inc.(1)                                                                         6,800              169,575
------------------------------------------------------------------------------------------------------------------------
BAA plc                                                                                      16,000              153,847
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B(1)                                                          1,500               56,438
------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                                         1,700               97,963
------------------------------------------------------------------------------------------------------------------------
Frontier Airlines, Inc.(1)                                                                    6,300              101,588
                                                                                                              ----------
                                                                                                                 579,411
------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.9%
Burlington Northern Santa Fe Corp.                                                            2,300               71,300
------------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                   10,400              395,850
------------------------------------------------------------------------------------------------------------------------
MotivePower Industries, Inc.(1)                                                               5,850              105,300
------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                           1,500               87,469
                                                                                                              ----------
                                                                                                                 659,919
========================================================================================================================
Utilities--6.7%
------------------------------------------------------------------------------------------------------------------------
Electric Utilities--4.9%
Carolina Power & Light Co.                                                                    2,100               89,906
------------------------------------------------------------------------------------------------------------------------
CLP Holdings Ltd.                                                                            20,000               97,182
------------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                                7,900              193,056
------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                             8,748              475,673
------------------------------------------------------------------------------------------------------------------------
Endesa SA                                                                                     6,000              127,960
------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                 1,200               37,500
------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                               7,200              393,300
------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                                 6,600              168,300
------------------------------------------------------------------------------------------------------------------------
Montana Power Co.                                                                             2,500              176,250
------------------------------------------------------------------------------------------------------------------------
Peco Energy Co.                                                                              10,000              418,750
------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                    8,600              279,500
------------------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                                    3,100               91,256
------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                         4,200              171,675
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                          8,900              245,863
------------------------------------------------------------------------------------------------------------------------
Texas Utilities Co.                                                                           3,800              156,750
------------------------------------------------------------------------------------------------------------------------
Unicom Corp.                                                                                  3,700              142,681
------------------------------------------------------------------------------------------------------------------------
Vivendi (Ex-Generale des Eaux)                                                                2,127              172,301
------------------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                                       5,200              138,450
                                                                                                              ----------
                                                                                                               3,576,353


                    LifeSpan Capital Appreciation Portfolio                   11

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                            Market Value
                                                                                             Shares         Note 1
------------------------------------------------------------------------------------------------------------------------
Gas Utilities--1.8%
El Paso Energy Corp.                                                                         16,400             $577,075
------------------------------------------------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.                                                               77,000              111,650
------------------------------------------------------------------------------------------------------------------------
MCN Energy Group, Inc.                                                                        5,000              103,750
------------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                         5,600              271,600
------------------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                                   1,700               64,706
------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                10,800              206,550
                                                                                                              ----------
                                                                                                               1,335,331
                                                                                                              ----------
Total Common Stocks (Cost $46,203,760)                                                                        55,431,134

========================================================================================================================
Preferred Stocks--0.1%
------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 10% Cum., Series D, Non-Vtg.(3)                                                 500               50,562
------------------------------------------------------------------------------------------------------------------------
TCR Holding Corp.:
Series B(3)                                                                                      88                    5
Series C(3)                                                                                      48                    3
Series D(3)                                                                                     127                    7
Series E(3)                                                                                     263                   17
                                                                                                              ----------
Total Preferred Stocks (Cost $50,031)                                                                             50,594

                                                                                             Units
========================================================================================================================
Rights, Warrants and Certificates--0.0%
------------------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd./Australia Media Ltd. Wts., Exp. 10/01(3)                            100                   --
------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/08(3)                                                           300                3,600
------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/05                                                   100                5,756
                                                                                                              ----------
Total Rights, Warrants and Certificates (Cost $0)                                                                  9,356

                                                                                           Principal
                                                                                           Amount
========================================================================================================================
Asset-Backed Securities--0.3%
------------------------------------------------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust, Automobile Receivables-Backed
Nts., Series 1998-B, Cl. A3, 5.95%, 11/15/02                                               $ 75,000               74,813
------------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series 1997-2, Cl. A,
6.752%, 6/25/07(3)                                                                           50,000               49,574
------------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile Receivables-Backed
Nts., Series 1997-A, Cl. A-5, 6.80%, 2/15/05(3)                                              50,000               50,180
                                                                                                              ----------
Total Asset-Backed Securities (Cost $174,909)                                                                    174,567

========================================================================================================================
Mortgage-Backed Obligations--0.8%
------------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates, Series 1994-10,
Cl. A3, 6%, 5/25/09                                                                         100,000               98,843
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation
Certificates, Series 1711, Cl. EA, 7%, 3/15/24                                              100,000               98,875
Gtd. Multiclass Mtg. Participation Certificates, 6%, 3/1/09                                  11,890               11,624
Gtd. Multiclass Mtg. Participation Certificates, Series 1843, Cl. VB, 7%, 4/15/03            15,000               15,173
Gtd. Multiclass Mtg. Participation Certificates, Series 1849, Cl. VA, 6%, 12/15/10           17,335               17,271
Interest-Only Stripped Mtg.-Backed Security, Series 1542, Cl. QC, 7%, 10/15/20(4)           300,000               37,125
Interest-Only Stripped Mtg.-Backed Security, Series 1583, Cl. IC, 7%, 1/15/20(4)            181,343               16,547


12                  LifeSpan Capital Appreciation Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                           Principal        Market Value
                                                                                           Amount           Note 1
========================================================================================================================
Mortgage-Backed Obligations  (continued)
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                $ 26,932              $26,551
6.50%, 4/1/26                                                                                36,952               35,707
7%, 4/1/00                                                                                   17,589               17,607
Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Trust 1993-190, Cl. Z, 5.85%, 7/25/08                             22,764               22,728
------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                       99,442               92,419
------------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities, Series
1998-3, Cl. A5, 6.36%, 8/20/22(5)                                                           125,000              122,305
                                                                                                              ----------
Total Mortgage-Backed Obligations (Cost $617,818)                                                                612,775
========================================================================================================================
U.S. Government Obligations--4.1%
------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, Medium-Term Nts., 5.24%, 10/1/08                                  100,000               91,119
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., 5.125%, 2/13/04                                       300,000              287,625
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                                 400,000              389,125
7.50%, 11/15/16                                                                             660,000              742,088
STRIPS, 5.67%, 11/15/18(6)                                                                  700,000              206,579
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06                                                                             225,000              221,625
5.625%, 5/15/08                                                                             125,000              122,461
6.125%, 8/15/07                                                                             200,000              202,250
6.50%, 8/15/05                                                                              725,000              747,656
                                                                                                              ----------
Total U.S. Government Obligations (Cost $3,065,818)                                                            3,010,528

========================================================================================================================
Non-Convertible Corporate Bonds and Notes--11.5%
========================================================================================================================
Basic Materials--0.9%
------------------------------------------------------------------------------------------------------------------------
Chemicals--0.4%
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07                             75,000               59,625
------------------------------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                              35,000               40,575
------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                       35,000               40,722
------------------------------------------------------------------------------------------------------------------------
Rexene Corp. (New), 11.75% Sr. Nts., 12/1/04(3)                                              50,000               53,250
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08(7)                      75,000               22,875
------------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06                           75,000               67,875
                                                                                                              ----------
                                                                                                                 284,922
------------------------------------------------------------------------------------------------------------------------
Metals--0.2%
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                   35,000               36,674
------------------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts., Series B, 4/15/03(8)              75,000               18,469
------------------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                             75,000               76,687
                                                                                                              ----------
                                                                                                                 131,830
------------------------------------------------------------------------------------------------------------------------
Paper--0.3%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07(9)                                          75,000               84,187
------------------------------------------------------------------------------------------------------------------------
Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04(3)                                              50,000               53,000
------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                               50,000               50,562
                                                                                                              ----------
                                                                                                                 187,749


                    LifeSpan Capital Appreciation Portfolio                   13

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                           Principal        Market Value
                                                                                           Amount           Note 1
========================================================================================================================
Capital Goods--1.7%
------------------------------------------------------------------------------------------------------------------------
Industrial Services--1.4%
Advance Holding Corp., 0%/12.875% Sr. Disc. Nts., 4/15/09(3)(7)                            $ 50,000              $27,250
------------------------------------------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25% Sr. Unsec. Sub. Nts., Series B, 4/15/08(3)                  25,000               24,125
------------------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts., Series B, 4/1/02(3)                  125,000              127,656
------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 0%/13% Sr. Disc. Nts., 10/1/06(7)                                            50,000               51,250
------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., 5/1/09(2)                                            50,000               48,000
------------------------------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Unsec. Nts., Series B, 10/15/04(3)                         75,000               45,281
------------------------------------------------------------------------------------------------------------------------
Jordan Telecommunication Products, Inc., 9.875% Sr. Nts., Series B, 8/1/07(3)                50,000               49,750
------------------------------------------------------------------------------------------------------------------------
KSL Recreation Group, Inc., 10.25% Sr. Sub. Nts., 5/1/07(3)                                  50,000               51,000
------------------------------------------------------------------------------------------------------------------------
Logix Communications Enterprises, Inc., 12.25% Sr. Unsec. Nts., 6/15/08                      50,000               45,250
------------------------------------------------------------------------------------------------------------------------
Maxim Group, Inc. (The), 9.25% Sr. Sub. Nts., Series B, 10/15/07(3)(5)                       50,000               48,750
------------------------------------------------------------------------------------------------------------------------
Mrs. Fields Holding Co., Units (each unit consists of $1,000 principal amount of 0%/14% sr. sec. discount nts., 12/1/05 and warrants to purchase shares of
common stock)(3)(7)(10)                                                                     100,000               49,000
------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr. Unsec. Sub. Nts., Series B, 7/1/08                            50,000               48,750
------------------------------------------------------------------------------------------------------------------------
Production Resource Group LLC/PRG Finance Corp., 11.50% Sr. Unsec. Sub. Nts., 1/15/08(3)     75,000               76,875
------------------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, 6.55% Timber Collaterized Nts., Series B, Cl. A-1, 1/20/07           72,498               66,683
------------------------------------------------------------------------------------------------------------------------
Simonds Industries, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/08(3)                             50,000               49,250
------------------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                         50,000               51,177
------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0%/12.50% Sr. Disc. Debs., 6/1/08(3)(7)                           75,000               36,000
------------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.125% Unsec. Nts., 6/15/01                                     75,000               74,771
------------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                               40,000               39,384
                                                                                                              ----------
                                                                                                               1,010,202
------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.3%
Federal-Mogul Corp., 7.50% Nts., 7/1/04                                                      75,000               72,900
------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07(3)                               75,000               76,312
------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05(3)                                         50,000               51,250
------------------------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                                 50,000               46,875
                                                                                                              ----------
                                                                                                                 247,337
========================================================================================================================
Communication Services--2.3%
------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.7%
AT&T Capital Corp., 6.25% Medium-Term Nts., Series F, 5/15/01                                75,000               73,825
------------------------------------------------------------------------------------------------------------------------
Coaxial Communications, Inc., 10% Sr. Unsec. Nts., 8/15/06(3)                                75,000               76,219
------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(7)                        50,000               45,812
------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07(7)                       75,000               58,125
------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 0%/13% Sr. Disc. Nts., 11/1/05(7)                             100,000               53,500
------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                         75,000               79,125
------------------------------------------------------------------------------------------------------------------------
Galaxy Telecom LP, 12.375% Sr. Sub. Nts., 10/1/05                                            75,000               83,250
------------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(7)                                   75,000               61,875
------------------------------------------------------------------------------------------------------------------------
Hermes Europe Railtel BV, 10.375% Sr. Unsec. Nts., 1/15/09                                   75,000               76,312
------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 3/15/07(7)                                   100,000               69,750
------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(3)(7)    150,000              131,625
------------------------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 9% Sr. Sub. Nts., 4/15/08                                          50,000               48,000


14                  LifeSpan Capital Appreciation Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal       Market Value
                                                                                            Amount          Note 1
------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance  (continued)
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                                $75,000           $   74,062
------------------------------------------------------------------------------------------------------------------------
Optel, Inc., 11.50% Sr. Unsec. Nts., 7/1/08                                                  50,000               36,250
------------------------------------------------------------------------------------------------------------------------
PSINET, Inc., 11.50% Sr. Unsec. Nts., 11/1/08                                                50,000               53,000
------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(7)               75,000               58,875
------------------------------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Unsec. Nts., 3/1/08                                       50,000               46,375
------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(7)                                                           25,000               22,375
9.625% Sr. Debs., 10/1/06                                                                    25,000               25,875
------------------------------------------------------------------------------------------------------------------------
US West Capital Funding, Inc., 6.125% Nts., 7/15/02                                          75,000               73,513
                                                                                                              ----------
                                                                                                               1,247,743
------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.1%
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                     75,000               74,625
------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.5%
Comcast Cellular Communications, Inc., 9.50% Sr. Nts., 5/1/07                                75,000               84,281
------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts., Series B, 6/1/06(7)               50,000               40,625
------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.75% Sr. Disc. Nts., 8/15/04                                   50,000               51,125
------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr. Nts., 8/15/06                      75,000               85,875
------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07(3)                                      50,000               53,250
------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 0%/14% Sr. Disc. Nts., 10/15/05(7)                             50,000               44,000
                                                                                                              ----------
                                                                                                                 359,156
========================================================================================================================
Consumer Cyclicals--2.4%
------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.3%
Black & Decker Corp., 6.625% Nts., 11/15/00                                                  15,000               15,082
------------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                          75,000               61,500
------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 10% Sr. Sub. Nts., Series B, 1/15/07(3)               50,000               49,750
------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., 6/15/07                               75,000               75,375
                                                                                                              ----------
                                                                                                                 201,707
------------------------------------------------------------------------------------------------------------------------
Consumer Services--0.1%
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                         75,000               73,875
------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--1.2%
American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06(3)                               50,000               38,250
------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr. Sub. Nts., Series B, 8/1/04                              50,000               51,375
------------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875% Sr. Unsec. Sub. Nts., Series D, 10/15/07(3)        75,000               73,125
------------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03                      50,000               56,813
------------------------------------------------------------------------------------------------------------------------
Colorado Gaming & Entertainment Co., 12% Sr. Sec. Nts., 6/1/03(3)                            75,000               74,625
------------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                           50,000               47,375
------------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                 50,000               52,250
------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts., 6/1/02                                                     50,000               49,986
------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series A, 8/1/05                                      75,000               71,250
------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                          50,000               51,063
------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Sub. Nts., 4/15/09(2)                                 50,000               47,125
------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09                          50,000               49,750


                    LifeSpan Capital Appreciation Portfolio                   15

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                           Principal        Market Value
                                                                                           Amount           Note 1
------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment  (continued)
Players International, Inc., 10.875% Sr. Nts., 4/15/05(3)                                  $ 75,000           $   79,313
------------------------------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                     50,000               48,500
------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                          75,000               76,500
                                                                                                              ----------
                                                                                                                 867,300
------------------------------------------------------------------------------------------------------------------------
Media--0.3%
Big Flower Press Holdings, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/1/08                        75,000               69,375
------------------------------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9.25% Gtd. Sr. Sub. Nts., 3/15/07(3)               75,000               77,250
------------------------------------------------------------------------------------------------------------------------
MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06(3)                                   75,000               78,375
                                                                                                              ----------
                                                                                                                 225,000
------------------------------------------------------------------------------------------------------------------------
Retail: General--0.2%
Federated Department Stores, Inc., 6.125% Cv. Sub. Nts., 9/1/01(5)                           75,000               74,536
------------------------------------------------------------------------------------------------------------------------
Price/Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                                            40,000               40,564
                                                                                                              ----------
                                                                                                                 115,100
------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--0.2%
K Mart Corp., 7.75% Debs., 10/1/12                                                           50,000               49,898
------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                           75,000               75,938
                                                                                                              ----------
                                                                                                                 125,836
------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.1%
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                                 75,000               76,688

========================================================================================================================
Consumer Staples--1.7%
------------------------------------------------------------------------------------------------------------------------
Broadcasting--1.2%
Adelphia Communications Corp., 10.50% Sr. Unsec. Nts., Series B, 7/15/04                     75,000               80,063
------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                        75,000               72,563
------------------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd., 0%/15% Sr. Sec. Disc. Nts., 11/1/02(3)(7)                      100,000                1,000
------------------------------------------------------------------------------------------------------------------------
Century Communications Corp.:
9.75% Sr. Nts., 2/15/02(3)                                                                   50,000               51,250
Zero Coupon Sr. Disc. Nts., Series B, 8.50%, 1/15/08(6)                                      50,000               22,500
------------------------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication Holdings Capital Corp.:
0%/9.92% Sr. Disc. Nts., 4/1/11(2)(7)                                                        50,000               31,250
8.625% Sr. Nts., 4/1/09(2)                                                                   75,000               72,375
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 9.125% Sr. Sub. Debs., 10/15/06(3)                                            50,000               52,750
------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                                            50,000               53,250
------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(7)                          100,000               29,375
------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09(2)                                        75,000               76,688
------------------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(7)                    100,000               70,500
------------------------------------------------------------------------------------------------------------------------
Interepublic National Radio Sales Corp., 10% Sr. Unsec. Sub. Nts., Series B, 7/1/08(3)       50,000               51,375
------------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., Series B, 8/15/04                                  50,000               52,250
------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                   50,000               51,375
------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 11% Sr. Nts., 3/15/04                                    50,000               53,750
------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(7)         100,000               66,250
                                                                                                              ----------
                                                                                                                 888,564
------------------------------------------------------------------------------------------------------------------------
Entertainment--0.1%
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                              75,000               74,734


16                  LifeSpan Capital Appreciation Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                           Principal        Market Value
                                                                                           Amount           Note 1
------------------------------------------------------------------------------------------------------------------------
Food--0.3%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06                              $ 75,000           $   69,375
------------------------------------------------------------------------------------------------------------------------
Dole Food Distributing, Inc., 6.75% Nts., 7/15/00                                            40,000               40,032
------------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                           100,000              102,804
                                                                                                              ----------
                                                                                                                 212,211
------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.0%
Jitney-Jungle Stores of America, Inc., 10.375% Sr. Sub. Nts., 9/15/07                        50,000               18,250
------------------------------------------------------------------------------------------------------------------------
Household Goods--0.1%
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                   35,000               36,166
------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625% Sr. Unsec. Sub. Nts., 2/1/08                          75,000               70,500
                                                                                                              ----------
                                                                                                                 106,666
========================================================================================================================
Energy--0.4%
------------------------------------------------------------------------------------------------------------------------
Energy Services--0.3%
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                      15,000               15,595
------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                                          50,000               45,625
------------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                       35,000               34,838
------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                              50,000               50,102
------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                            75,000               39,656
------------------------------------------------------------------------------------------------------------------------
Southwest Royalties, Inc., 10.50% Sr. Nts., Series B, 10/15/04                               75,000               35,625
------------------------------------------------------------------------------------------------------------------------
Transamerican Energy Corp., 11.50% Sr. Nts., Series B, 6/15/02(3)                            50,000                6,125
------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                          25,000               23,808
                                                                                                              ----------
                                                                                                                 251,374
------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.1%
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                            50,000               49,273
------------------------------------------------------------------------------------------------------------------------
Oil: International--0.0%
Abraxas Petroleum Corp./CDN Abraxas Petroleum Ltd., 11.50% Sr. Unsec.
Nts., Series D, 11/1/04                                                                      50,000               31,750

========================================================================================================================
Financial--1.1%
------------------------------------------------------------------------------------------------------------------------
Banks--0.0%
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                     15,000               15,912
------------------------------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                            15,000               15,056
                                                                                                              ----------
                                                                                                                  30,968
------------------------------------------------------------------------------------------------------------------------
Diversified Financial--0.6%
American General Institutional Capital B, 8.125% Bonds, Series B, 3/15/46(2)                 50,000               52,902
------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                                             40,000               39,502
------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Medium-Term Nts., Series D, 3/1/01                       90,000               89,528
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.77% Nts., Series A, 8/27/01                                75,000               74,398
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                        25,000               24,780
------------------------------------------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                                               75,000               74,117
------------------------------------------------------------------------------------------------------------------------
Olympic Financial Ltd., Units (each unit consists of $1,000 principal amount of 11.50% sr. nts., 3/15/07 and one warrant to purchase 6.84 shares
of common stock)(3)(10)                                                                      75,000               67,125
                                                                                                              ----------
                                                                                                                 422,352


                    LifeSpan Capital Appreciation Portfolio                   17

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                            Principal       Market Value
                                                                                            Amount          Note 1
------------------------------------------------------------------------------------------------------------------------
Insurance--0.2%
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                           $50,000           $   46,043
------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 6.40% Nts., 6/15/01                                                           75,000               73,328
                                                                                                              ----------
                                                                                                                 119,371
------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.3%
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                                 80,000               80,513
------------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                                    50,000               49,399
------------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                        75,000               73,480
                                                                                                              ----------
                                                                                                                 203,392
========================================================================================================================
Healthcare--0.4%
------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--0.0%
Integrated Health Services, Inc., 9.25% Sr. Sub. Nts., Series A, 1/15/08                     50,000               36,250
------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.4%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                          30,000               29,215
------------------------------------------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06(3)                                   25,000               26,438
------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc., 8.75% Sr. Nts., 11/15/08(2)                                       75,000               74,063
------------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub. Nts., 8/15/06(3)                            50,000               39,250
------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr. Nts., 7/15/04                                             50,000               50,875
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8% Sr. Nts., 1/15/05                                                 50,000               48,938
                                                                                                              ----------
                                                                                                                 268,779
========================================================================================================================
Transportation--0.3%
------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.1%
Canadian Airlines Corp., 12.25% Sr. Nts., 8/1/06                                             75,000               29,719
------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06                                      75,000               45,375
                                                                                                              ----------
                                                                                                                  75,094
------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.2%
CSX Corp., 7.05% Debs., 5/1/02                                                               75,000               75,780
------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                  50,000               51,048
------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7% Nts., 6/15/00                                                        15,000               15,099
                                                                                                              ----------
                                                                                                                 141,927
------------------------------------------------------------------------------------------------------------------------
Shipping--0.0%
Golden Ocean Group Ltd., 10% Sr. Unsec. Nts., 8/31/01(3)                                     50,000                7,750
========================================================================================================================
Utilities--0.3%
------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.1%
AES Corp. (The), 8% Sr. Nts., 12/31/08                                                       50,000               47,000


18                  LifeSpan Capital Appreciation Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                         Principal           Market Value
                                                                                         Amount              Note 1
------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.2%
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                $   50,000          $    49,901
------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                              50,000               49,750
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 6.20% Nts., 8/1/02                                                75,000               73,654
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 173,305
Total Non-Convertible Corporate Bonds and Notes (Cost $9,074,769)                                              8,388,080
========================================================================================================================
Repurchase Agreements--6.4%
------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 4.80%, dated 6/30/99, to be repurchased at $4,672,623 on 7/1/99, collateralized by U.S. Treasury Nts.,
6.875%-8.375%, 7/31/99-8/15/08, with a value of $4,776,550 (Cost $4,672,000)              4,672,000            4,672,000
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $63,859,105)                                                 99.0%          72,349,034
------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                 1.0              754,086
                                                                                             ------          -----------
Net Assets                                                                                    100.0%         $73,103,120
                                                                                             ======          ===========

1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $640,578 or 0.88% of the Fund's net assets as of June 30, 1999.
3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Represents the current interest rate for a variable rate security.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8. Non-income producing--issuer is in default.
9. Interest or dividend is paid-in-kind.
10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

See accompanying Notes to Financial Statements.


                    LifeSpan Capital Appreciation Portfolio                   19

--------------------------------------------------------------------------------
Statement of Assets and Liabilities June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

=================================================================================================
Assets
Investments, at value (cost $63,859,105)--see accompanying statement                  $72,349,034
-------------------------------------------------------------------------------------------------
Cash                                                                                       10,601
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                          594,567
Interest, dividends and principal paydowns                                                336,317
Other                                                                                       1,341
-------------------------------------------------------------------------------------------------
Total assets                                                                           73,291,860
=================================================================================================
Liabilities Payables and other liabilities:
Shares of capital stock redeemed                                                          118,097
Investments purchased                                                                      50,484
Shareholder reports                                                                        13,729
Other                                                                                       6,430
-------------------------------------------------------------------------------------------------
Total liabilities                                                                         188,740
=================================================================================================
Net Assets                                                                            $73,103,120
                                                                                      ===========
=================================================================================================
Composition of Net Assets
Par value of shares of capital stock                                                  $    53,428
-------------------------------------------------------------------------------------------------
Additional paid-in capital                                                             60,788,660
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                       800,459
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions          2,970,998
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                8,489,575
                                                                                      ===========
Net assets--applicable to 53,427,545 shares of capital
stock outstanding                                                                     $73,103,120
                                                                                      ===========

=================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                    $1.37

See accompanying Notes to Financial Statements.


20                  LifeSpan Capital Appreciation Portfolio

--------------------------------------------------------------------------------
Statement of Operations For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

=================================================================================================
Investment Income
Interest                                                                               $  722,316
-------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $10,736)                                   405,610
                                                                                       ----------
Total income                                                                            1,127,926

=================================================================================================
Expenses
Management fees--Note 4                                                                   301,109
-------------------------------------------------------------------------------------------------
Accounting service fees--Note 4                                                             7,507
-------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                 6,240
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                 4,682
-------------------------------------------------------------------------------------------------
Shareholder reports                                                                         4,443
-------------------------------------------------------------------------------------------------
Directors' compensation                                                                     1,385
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                       1,047
-------------------------------------------------------------------------------------------------
Insurance expenses                                                                            922
-------------------------------------------------------------------------------------------------
Other                                                                                         553
                                                                                       ----------
Total expenses                                                                            327,888
Less expenses paid indirectly--Note 1                                                      (2,251)
                                                                                       ----------
Net expenses                                                                              325,637
=================================================================================================
Net Investment Income                                                                     802,289
=================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                             4,208,734
Foreign currency transactions                                                             (48,088)
                                                                                       ----------
Net realized gain                                                                       4,160,646
-------------------------------------------------------------------------------------------------

Net change in unrealized appreciation or depreciation on:
Investments                                                                            (1,890,409)
Translation of assets and liabilities denominated in foreign currencies                  (763,766)
                                                                                       ----------
Net change                                                                             (2,654,175)
                                                                                       ----------
Net realized and unrealized gain                                                        1,506,471

=================================================================================================
Net Increase in Net Assets Resulting from Operations                                   $2,308,760
                                                                                       ==========

See accompanying Notes to Financial Statements.


                    LifeSpan Capital Appreciation Portfolio                   21

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                               Six Months Ended      Year Ended
                                                               June 30, 1999         December 31,
                                                               (Unaudited)           1998
================================================================================================
Operations
Net investment income                                          $   802,289           $ 1,606,354
------------------------------------------------------------------------------------------------
Net realized gain (loss)                                         4,160,646            (1,177,781)
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation           (2,654,175)            3,371,596
                                                               -----------           -----------
Net increase in net assets resulting from operations             2,308,760             3,800,169

================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                            (1,572,323)           (1,183,734)
------------------------------------------------------------------------------------------------
Distributions from net realized gain                                    --            (2,498,475)
================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from
capital stock transactions--Note 2                                (482,470)           11,351,711
================================================================================================
Net Assets
Total increase                                                     253,967            11,469,671
------------------------------------------------------------------------------------------------
Beginning of period                                             72,849,153            61,379,482
                                                               -----------           -----------
End of period (including undistributed net investment
income of $800,459 and $1,570,493, respectively)               $73,103,120           $72,849,153
                                                               ===========           ===========

See accompanying Notes to Financial Statements.


22                  LifeSpan Capital Appreciation Portfolio

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                     Six Months
                                                     Ended
                                                     June 30,1999      Year Ended December 31,
                                                     (Unaudited)       1998         1997         1996(1)       1995(2)
======================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $1.36             $1.35        $1.24        $1.06         $1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .02               .03          .03          .02           .01
Net realized and unrealized gain                         .02               .06          .12          .17           .06
----------------------------------------------------------------------------------------------------------------------
Total income from investment operations                  .04               .09          .15          .19           .07
----------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.03)             (.03)        (.01)        (.01)         (.01)
Distributions from net realized gain                      --              (.05)        (.03)          --            --
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (.03)             (.08)        (.04)        (.01)         (.01)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $1.37             $1.36        $1.35        $1.24         $1.06
                                                     =======           =======      =======      =======       =======

======================================================================================================================
Total Return, at Net Asset Value(3)                     3.04%             6.49%       12.53%       17.97%         6.65%

======================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)             $73,103           $72,849      $61,379      $41,994       $26,768
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $71,438           $66,754      $51,473      $33,109       $25,460(4)
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: (5)
Net investment income                                   2.26%             2.41%        2.36%        1.92%         1.73%
Expenses (6)                                            0.92%             0.93%        0.99%        1.30%         1.50%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                                45%               65%          66%          71%           39%

1. March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. This information is not covered by the auditors' opinion.
5. Annualized for periods less than one full year.
6. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $30,145,288 and $29,049,865, respectively.

See accompanying Notes to Financial Statements.



                    LifeSpan Capital Appreciation Portfolio                   23

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies
LifeSpan Capital Appreciation Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation by investing in a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 1999, securities with an aggregate market value of $18,469, representing 0.03% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. As of December 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $1,169,000, expiring in 2006.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.



24                  LifeSpan Capital Appreciation Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock.
The Fund has authorized 250 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                           Six Months Ended June 30, 1999      Year Ended December 31, 1998
                                           ----------------------------------  ----------------------------
                                           Shares           Amount             Shares          Amount
------------------------------------------------------------------------------------------------------------
Sold                                        1,536,630       $2,048,809          8,700,602      $11,570,097
Dividends and distributions reinvested      1,209,480        1,572,323          2,668,268        3,682,209
Redeemed                                   (3,081,378)      (4,103,602)        (2,957,241)      (3,900,595)
                                           ----------       ----------         ----------      -----------
Net increase (decrease)                      (335,268)      $ (482,470)         8,411,629      $11,351,711
                                           ==========       ==========         ==========      ===========


================================================================================
3. Unrealized Gains and Losses on Securities.
As of June 30, 1999, net unrealized appreciation on investments of $8,489,929 was composed of gross appreciation of $11,393,788, and gross depreciation of $2,903,859.


================================================================================
4. Management Fees and Other Transactions with Affiliates.
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.85% of the Fund's first $250 million of average daily net assets and 0.75% of daily net assets over $250 million. The Fund's management fee for the six months ended June 30, 1999, was 0.85% of average annual net assets.
         The Manager has sub-advisory agreements with three Sub-Advisors to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays Babson-Stewart Ivory International, Credit Suisse Asset Management and Pilgrim Baxter & Associates, Ltd.(the Sub-Advisors) negotiated fees.
         The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.



                    LifeSpan Capital Appreciation Portfolio                   25

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
5. Foreign Currency Contracts
A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.


--------------------------------------------------------------------------------
6. Illiquid or Restricted Securities
As of June 30, 1999, investments in securities included issues that are illiquid or restricted. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999, was $2,037,337, which represents 2.79% of the Fund's net assets.


26                  LifeSpan Capital Appreciation Portfolio